Exploration Licenses (Details) - Schedule of common shares transactions - DeepGreen Metals Inc. [Member] - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Exploration Licenses (Details) - Schedule of common shares transactions [Line Items]
Invoiced amount		$ 22,477,655	$ 22,366,716
Common Shares (in Shares)		17,982,124	17,893,373
Cost Recognized		$ 64,552,749	$ 51,767,937
2017/2018 [Member]
Exploration Licenses (Details) - Schedule of common shares transactions [Line Items]
Invoiced amount		$ 2,565,500
Contractual Common Share Price (in Dollars per share)		$ 1.25
Common Shares (in Shares)		2,052,400
Fair value of Common Shares (in Dollars per share)	[1]	$ 0.75
Cost Recognized		$ 1,539,300
2018 [Member]
Exploration Licenses (Details) - Schedule of common shares transactions [Line Items]
Invoiced amount		$ 4,593,828
Contractual Common Share Price (in Dollars per share)		$ 1.25
Common Shares (in Shares)		3,675,062
Fair value of Common Shares (in Dollars per share)	[1]	$ 1.75
Cost Recognized		$ 6,431,359
2019 [Member]
Exploration Licenses (Details) - Schedule of common shares transactions [Line Items]
Invoiced amount		$ 5,615,480
Contractual Common Share Price (in Dollars per share)		$ 1.25
Common Shares (in Shares)		4,492,384
Fair value of Common Shares (in Dollars per share)	[1]	$ 3.60
Cost Recognized		$ 16,172,582
2019/2020 [Member]
Exploration Licenses (Details) - Schedule of common shares transactions [Line Items]
Invoiced amount		$ 5,120,013
Contractual Common Share Price (in Dollars per share)		$ 1.25
Common Shares (in Shares)		4,096,011
Fair value of Common Shares (in Dollars per share)	[1]	$ 3.60
Cost Recognized		$ 14,745,639
2020/2021 [Member]
Exploration Licenses (Details) - Schedule of common shares transactions [Line Items]
Invoiced amount	[2]	$ 4,582,834
Contractual Common Share Price (in Dollars per share)	[2]	$ 1.25
Common Shares (in Shares)	[2]	3,666,267
Fair value of Common Shares (in Dollars per share)	[1],[2]	$ 7.00
Cost Recognized	[2]	$ 25,663,869

[1]	The fair value of the Company’s Common Shares was determined based on the private placements completed around the time of Common Share issuances to Maersk, including the application of weighted average probability for the closing of the Business Combination.
[2]	During the six months ended June 30, 2021, the Company issued 3,666,267 Common Shares to Maersk of which, 3,577,516 pertained to the marine vessel use during the year ended December 31, 2020. These Common Shares were recognized at their estimated fair value of $7.00 (December 31, 2020 — $3.60 per Common Share).